Equity - Profit (loss) per share - Discontinuing operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Shareholders' equity, net [Line Items]
Profit (loss) from discontinued operations	$ 478,547,000	$ (387,604,000)	$ (66,810,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ 1.88	$ (1.53)	$ (0.26)
Profit (loss) per diluted share	$ 1.88	$ (1.53)	$ (0.26)
Percentage of tax on dividends	5.00%
Discontinued operations
Disclosure of Shareholders' equity, net [Line Items]
Profit (loss) from discontinued operations	$ 478,547,000	$ (387,604,000)	$ (66,802,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	253,986,867
Profit (loss) per basic share	$ 1.88	$ (1.53)	$ (0.26)
Profit (loss) per diluted share	$ 1.88	$ (1.53)	$ (0.26)